BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	May 14, 2025	Dec. 23, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2025	Feb. 28, 2025	Feb. 27, 2025	Dec. 31, 2021
Disclosure of intangible assets with indefinite useful life [line items]
Loss for the year			$ (31,789)	$ (24,018)	$ (41,009)
Cash outflows			1,651	(2,843)	(19,220)
Net current assets			9,000
Accumulated deficit in equity attributable to equity holders			(79,100)
Other operating income			(1,787)	141	343
Development costs			1,952
Equity			(35,181)	$ (23,949)	$ (2,176)				$ (319)
Continuous Glucose Monitoring Technology [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Capital reserve			$ 7,000
Events After Reporting Period [Member] | Fourth Amendment To Credit Agreement [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Face amount of loan							$ 4,000	$ 4,000
Events After Reporting Period [Member] | Fifth Amendment To Credit Agreement [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Face amount of loan	$ 2,000
Minimum Liquidity Covenant						$ 1,000
Reverts Minimum Liquidity Covenant						$ 3,000
Loan, interest rate basis	interest payments for the months of April, May, and June 2025 would be paid-in-kind
Loan maturity	January 2026 to July 27, 2026
Amended Credit Agreement [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Face amount of loan		$ 2,000
Loan, interest rate basis		interest payments payable in 2024 and 2025 would be paid-in-kind
Capitalised development costs [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of intangible assets (In years)			15 years
Development costs			$ 7,000